UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2015 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2015

	Principal Amount†		Value
Asset-Backed Securities - 3.0%
Chase Issuance Trust, Series 2007-B1, Class B-1, 0.457%, 04/15/19 (10/15/15)[1]		$13,540,000	$13,473,275
FAN Engine Securitization, Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/43 (a)[2]		11,653,939	11,596,835
Global Container Assets, Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/28 (a)		4,270,000	4,305,812
John Deere Owner Trust 2015,
Series 2015-A, Class A3, 1.320%, 06/17/19		10,065,000	10,093,947
Series 2015-A, Class A4, 1.650%, 12/15/21		3,980,000	3,998,722
Rise, Ltd., Series 2014-1, Class A, 4.750%, 02/15/39[2,3]		21,112,906	21,165,689
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		3,807,703	4,397,006
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		2,577,276	2,547,379
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		5,515,432	5,727,059
Total Asset-Backed Securities (cost $75,925,080)			77,305,724

	Shares
Common Stocks - 0.1%
PPG Industries, Inc. (Materials) (cost $1,019,559)		28,189	2,471,893

	Principal Amount†
Corporate Bonds and Notes - 54.3%
Financials - 24.0%
Ally Financial, Inc.,
4.125%, 02/13/22		$5,010,000	4,828,387
8.000%, 11/01/31		1,267,000	1,467,743
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		6,802,385	7,539,859
American International Group, Inc., 4.875%, 06/01/22		560,000	617,933
Bank of America Corp.,
6.110%, 01/29/37		38,050,000	43,766,632
7.625%, 06/01/19		2,906,000	3,420,153
EMTN, 4.625%, 09/14/18	EUR	1,750,000	2,146,577
MTN, 3.300%, 01/11/23		900,000	893,119
MTN, 4.250%, 10/22/26		2,610,000	2,580,285
MTN, Series C, 6.050%, 06/01/34		22,100,000	25,009,067
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,541,607
Capital One NA, 2.400%, 09/05/19		7,795,000	7,743,880
Citigroup, Inc.,
5.130%, 11/12/19	NZD	5,835,000	3,907,370
6.250%, 06/29/17	NZD	37,108,000	24,862,272
Cooperatieve Centrale Raiffeisen-Boerenleenbank,
1.700%, 03/19/18		2,000,000	2,006,184

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 24.0% (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank,
3.875%, 02/08/22		$9,090,000	$9,573,561
3.950%, 11/09/22		2,190,000	2,199,454
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000	15,467,087
Duke Realty, L.P.,
5.950%, 02/15/17		203,000	215,215
6.500%, 01/15/18		4,660,000	5,120,674
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,155,213
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,377,299
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	15,915,705
General Electric Capital Corp.,
GMTN, 4.250%, 01/17/18	NZD	5,010,000	3,269,999
GMTN, 5.500%, 02/01/17	NZD	6,250,000	4,114,173
GMTN, 6.750%, 09/26/16	NZD	6,390,000	4,222,692
The Goldman Sachs Group, Inc.,
3.375%, 02/01/18	CAD	1,700,000	1,317,312
6.750%, 10/01/37		14,590,000	17,404,674
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	3,917,007
7.500%, 04/15/18		2,405,000	2,709,100
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[3]		900,000	911,678
iStar Financial, Inc.,
5.850%, 03/15/17		325,000	331,500
5.875%, 03/15/16		1,340,000	1,353,400
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	8,817,362
JPMorgan Chase & Co.,
4.125%, 12/15/26		19,350,000	19,273,451
4.250%, 11/02/18	NZD	7,360,000	4,787,560
7.700%, 06/01/16 (a)	IDR	19,000,000,000	1,214,132
EMTN, 1.068%, 05/30/17 (10/30/15)[1]	GBP	1,500,000	2,232,811
Lloyds Bank PLC, 6.500%, 09/14/20 (a)		17,940,000	20,691,942
Lloyds Banking Group PLC, 4.500%, 11/04/24[4]		18,500,000	18,597,125
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	9,646,413
MBIA Insurance Corp., 11.549%, 01/15/33 (10/15/15) (a)[1]		525,000	238,875
Morgan Stanley,
0.769%, 10/15/15 (10/15/15)[1]		300,000	300,022
2.125%, 04/25/18		10,450,000	10,511,540
2.500%, 01/24/19		2,775,000	2,812,876
3.450%, 11/02/15		2,360,000	2,365,329
3.750%, 02/25/23		17,265,000	17,683,400

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 24.0% (continued)
Morgan Stanley,
GMTN, 4.350%, 09/08/26		$5,000,000	$5,025,730
GMTN, 5.500%, 07/24/20		15,210,000	17,075,552
GMTN, 6.625%, 04/01/18		3,095,000	3,446,388
GMTN, 8.000%, 05/09/17	AUD	8,100,000	6,099,191
MTN, 0.737%, 10/18/16 (10/19/15)[1]		2,000,000	1,996,054
MTN, 4.100%, 05/22/23		12,910,000	13,066,379
MTN, 6.250%, 08/09/26		11,000,000	13,219,877
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	17,758,246
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,703,416
National City Corp., 6.875%, 05/15/19		1,905,000	2,196,074
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000	7,747,280
Navient Corp.,
5.500%, 01/25/23		18,070,000	14,331,678
MTN, 4.875%, 06/17/19		5,055,000	4,600,050
MTN, 5.500%, 01/15/19		1,695,000	1,575,291
MTN, 8.450%, 06/15/18		10,950,000	11,257,914
Newfield Exploration Co., 5.625%, 07/01/24		6,320,000	5,972,400
Old Republic International Corp.,
3.750%, 03/15/18[5]		15,805,000	18,254,775
4.875%, 10/01/24		4,915,000	5,152,439
The Penn Mutual Life Insurance Co., 7.625%, 06/15/40 (a)		8,885,000	11,920,809
Quicken Loans, Inc., 5.750%, 05/01/25 (a)		3,895,000	3,656,431
Realty Income Corp.,
5.750%, 01/15/21		2,125,000	2,401,630
6.750%, 08/15/19		5,550,000	6,424,808
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	5,032,267
Santander Central Hispano Issuances, Ltd., 7.250%, 11/01/15		500,000	501,859
Santander Issuances SAU, 5.911%, 06/20/16 (a)		1,100,000	1,126,274
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000	4,758,417
Societe Generale SA, 5.200%, 04/15/21 (a)		7,000,000	7,886,557
Springleaf Finance Corp.,
5.250%, 12/15/19[4]		12,890,000	12,599,975
7.750%, 10/01/21		31,730,000	33,871,775
8.250%, 10/01/23		12,695,000	13,837,550
MTN, Series I, 5.400%, 12/01/15		5,000,000	5,000,000
Total Financials			619,576,735
Industrials - 24.7%
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29		4,335,000	4,291,650

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 24.7% (continued)
Alcatel-Lucent USA, Inc.,
6.500%, 01/15/28		$305,000	$305,000
America Movil SAB de CV, 6.450%, 12/05/22	MXN	169,300,000	9,543,148
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25		2,161,042	2,204,263
APL, Ltd., 8.000%, 01/15/24[2]		250,000	195,000
ArcelorMittal,
6.125%, 06/01/18		4,580,000	4,488,400
6.250%, 03/01/21 (b)[4]		150,000	135,280
7.000%, 02/25/22 (b)[4]		1,600,000	1,456,000
7.500%, 03/01/41 (b)		11,065,000	8,907,325
7.750%, 10/15/39 (b)		6,604,000	5,382,260
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39		9,335,000	7,071,262
Series S, 6.450%, 06/15/21		13,395,000	12,256,425
Chesapeake Energy Corp.,
2.500%, 05/15/37[5]		3,800,000	3,268,000
2.750%, 11/15/35[5]		1,560,000	1,534,650
6.625%, 08/15/20[4]		55,000	40,872
6.875%, 11/15/20		85,000	62,475
Choice Hotels International, Inc., 5.700%, 08/28/20		11,900,000	12,747,875
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18		5,932	6,258
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20		52,333	59,005
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22		14,662,333	16,201,878
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22		4,986,331	5,260,580
Continental Resources, Inc.,
3.800%, 06/01/24[4]		2,240,000	1,816,848
4.500%, 04/15/23		170,000	147,624
Corning, Inc.,
6.850%, 03/01/29		9,142,000	12,006,408
7.250%, 08/15/36		1,185,000	1,451,414
Cummins, Inc.,
5.650%, 03/01/98		6,460,000	6,903,434
6.750%, 02/15/27		2,853,000	3,621,818
Darden Restaurants, Inc., 6.000%, 08/15/35		2,635,000	2,646,860
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22		7,613,241	8,602,963
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18[4]		2,966,006	3,203,286
Dillard’s, Inc., 7.000%, 12/01/28		225,000	255,039

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 24.7% (continued)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.950%, 01/15/25	$4,345,000	$4,261,672
Embarq Corp., 7.995%, 06/01/36	5,830,000	6,013,995
Enterprise Products Operating LLC,
3.900%, 02/15/24	6,400,000	6,283,533
4.050%, 02/15/22	2,219,000	2,262,457
EQT Corp., 6.500%, 04/01/18	35,420,000	38,308,005
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,361,808
6.700%, 06/01/34 (a)	1,250,000	1,498,819
7.000%, 10/15/37 (a)	19,033,000	23,668,145
Foot Locker, Inc., 8.500%, 01/15/22	570,000	669,750
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,219,282
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,798,888
HCA, Inc.,
5.250%, 04/15/25	10,200,000	10,416,750
7.500%, 11/06/33	75,000	79,125
Intel Corp.,
2.950%, 12/15/35 (b)[5]	8,030,000	9,751,431
3.250%, 08/01/39[5]	15,000,000	22,631,250
Intuit, Inc., 5.750%, 03/15/17	3,560,000	3,766,512
INVISTA Finance LLC, 4.250%, 10/15/19 (a)	14,000,000	13,510,000
Kinder Morgan Energy Partners, L.P.,
3.500%, 09/01/23	6,685,000	5,914,387
4.150%, 03/01/22	5,620,000	5,367,724
4.150%, 02/01/24	14,000,000	12,696,838
5.300%, 09/15/20	1,415,000	1,501,898
5.800%, 03/01/21	4,320,000	4,592,907
5.950%, 02/15/18	12,590,000	13,479,219
KLA-Tencor Corp., 5.650%, 11/01/34	4,590,000	4,463,472
Marks & Spencer PLC, 7.125%, 12/01/37 (a)[4]	4,725,000	5,491,872
Masco Corp.,
5.850%, 03/15/17	8,150,000	8,496,375
6.500%, 08/15/32	955,000	978,875
7.125%, 03/15/20	8,815,000	10,159,287
7.750%, 08/01/29	1,070,000	1,195,725
MeadWestvaco Corp., 7.550%, 03/01/47[2]	970,000	1,229,251
Methanex Corp., 5.250%, 03/01/22	350,000	372,676
Missouri Pacific Railroad Co., 5.000%, 01/01/45[2]	825,000	759,711
New Albertsons, Inc.,
7.450%, 08/01/29	3,195,000	3,131,100

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 24.7% (continued)
New Albertsons, Inc.,
7.750%, 06/15/26		$915,000	$873,825
MTN, Series C, 6.625%, 06/01/28		1,015,000	872,900
Newell Rubbermaid, Inc., 4.000%, 12/01/24		3,085,000	3,136,230
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)[4]		6,250,000	5,937,500
ONEOK Partners L.P., 4.900%, 03/15/25[4]		38,790,000	36,116,205
Owens Corning,
6.500%, 12/01/16		54,000	57,625
7.000%, 12/01/36		9,175,000	10,746,677
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	5,968,450
7.000%, 06/15/18		26,505,000	29,593,177
Petrobras Global Finance BV, 5.625%, 05/20/43		580,000	355,250
Plains All American Pipeline, L.P. / PAA Finance Corp,
6.125%, 01/15/17		1,770,000	1,861,256
6.500%, 05/01/18		8,975,000	9,878,540
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25[4]	EUR	500,000	327,042
The Priceline Group, Inc., 0.900%, 09/15/21 (a)[4,5]		11,970,000	11,768,006
PulteGroup, Inc.,
6.000%, 02/15/35		11,585,000	11,353,300
6.375%, 05/15/33		5,135,000	5,276,212
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	646,350
6.875%, 07/15/28		1,190,000	1,005,550
7.625%, 08/03/21		2,135,000	2,252,425
Qwest Corp.,
6.875%, 09/15/33		7,209,000	6,960,044
7.200%, 11/10/26		435,000	435,740
7.250%, 09/15/25		1,185,000	1,322,020
7.250%, 10/15/35		2,165,000	2,143,588
Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23		700,000	647,118
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		3,250,000	3,546,338
Reynolds American, Inc., 6.750%, 06/15/17		8,170,000	8,844,368
Rowan Cos., Inc., 7.875%, 08/01/19[4]		4,710,000	4,671,293
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		2,860,000	3,636,736
Sealed Air Corp., 5.500%, 09/15/25 (a)[4]		1,580,000	1,603,700
Telecom Italia Capital, S.A.,
6.000%, 09/30/34		5,965,000	5,517,625
6.375%, 11/15/33		4,865,000	4,658,238
Telefonica Emisiones SAU, 4.570%, 04/27/23		900,000	941,138

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 24.7% (continued)
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)		$250,000	$324,348
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000	3,236,196
The Toro Co., 6.625%, 05/01/37[2]		6,810,000	7,856,336
Transocean, Inc., 7.375%, 04/15/18[4]		500,000	475,000
UAL 2007-1 Pass Through Trust, Series 071A, 6.636%, 07/02/22		11,516,379	12,271,853
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.000%, 04/11/26		9,240,000	9,447,900
United States Steel Corp.,
6.650%, 06/01/37		3,595,000	2,554,248
7.000%, 02/01/18[4]		7,310,000	6,560,725
US Airways 2011-1 Class A Pass Through Trust, Series A, 7.125%, 10/22/23		3,014,679	3,504,564
Vale Overseas, Ltd., 6.875%, 11/21/36[4]		3,665,000	2,877,392
Verizon New England, Inc., 7.875%, 11/15/29		2,390,000	3,055,467
Verizon Pennsylvania LLC, 6.000%, 12/01/28		530,000	577,863
Virgin Australia 2013-1A Trust, 5.000%, 10/23/23 (a)		1,304,158	1,356,324
Weyerhaeuser Co.,
6.875%, 12/15/33		12,890,000	15,354,607
7.375%, 10/01/19		3,915,000	4,610,355
7.375%, 03/15/32		1,930,000	2,425,846
Wyndham Worldwide Corp., 6.000%, 12/01/16		6,430,000	6,742,434
Total Industrials			638,591,963
Utilities - 5.6%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		21,130,000	23,834,217
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/39 (a)		3,285,000	3,268,628
Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 06/01/34		8,112,078	8,396,974
DCP Midstream LLC, 6.450%, 11/03/36 (a)		870,000	754,950
EDP Finance, B.V., 4.900%, 10/01/19 (a)		600,000	624,300
Empresa Nacional de Electricidad S.A., 7.875%, 02/01/27		2,900,000	3,773,045
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	4,067,847
6.000%, 10/07/39 (a)		18,382,000	20,856,732
EMTN, 5.750%, 09/14/40	GBP	210,000	364,648
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[2]		5,129,088	5,635,329
Nisource Finance Corp.,
6.125%, 03/01/22		2,020,000	2,352,874
6.400%, 03/15/18		10,302,000	11,439,279
6.800%, 01/15/19		11,625,000	13,304,371
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	44,583,764
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,541,344
Total Utilities			145,798,302
Total Corporate Bonds and Notes (cost $1,303,266,254)			1,403,967,000

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†		Value

Foreign Government and Agency Obligations - 6.1%
Brazilian Government International Bonds,
8.500%, 01/05/24[4]	BRL	6,650,000	$1,249,653
10.250%, 01/10/28	BRL	5,750,000	1,174,801
Canadian Government Notes,
0.250%, 05/01/17	CAD	14,775,000	11,022,958
1.000%, 08/01/16	CAD	5,965,000	4,487,629
2.750%, 09/01/16	CAD	385,000	294,357
3.000%, 12/01/15	CAD	15,225,000	11,455,087
European Investment Bank Bonds, 3.090%, 03/10/21[6]	AUD	5,000,000	2,967,158
Iceland Government International Notes, 5.875%, 05/11/22 (a)		5,800,000	6,605,307
Inter-American Development Bank Bonds, EMTN, 6.000%, 12/15/17	NZD	4,215,000	2,864,390
Mexican Bonos Bonds,
Series M, 7.750%, 05/29/31	MXN	49,000,000	3,220,399
Series M, 8.000%, 12/07/23	MXN	122,500,000	8,165,940
Series M 20, 7.500%, 06/03/27	MXN	111,000,000	7,163,800
Series M 20, 8.500%, 05/31/29	MXN	36,000,000	2,513,028
Series M 20, 10.000%, 12/05/24	MXN	761,500,000	57,382,124
New South Wales Treasury Corp. Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	15,203,732
New Zealand Government Notes, Series 319, 5.000%, 03/15/19	NZD	14,845,000	10,229,252
Norway Government Bonds,
Series 472, 4.250%, 05/19/17 (a)	NOK	13,230,000	1,647,400
Series 473, 4.500%, 05/22/19 (a)	NOK	18,955,000	2,531,964
Series 474, 3.750%, 05/25/21 (a)	NOK	13,210,000	1,785,254
Province of Alberta Bonds, 5.930%, 09/16/16	CAD	23,353	18,128
Queensland Treasury Corp. Notes, 7.125%, 09/18/17 (a)	NZD	7,500,000	5,171,726
Total Foreign Government and Agency Obligations (cost $197,139,915)			157,154,087
Mortgage-Backed Securities - 1.2%
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class C, 2.707%, 12/15/27 (10/15/15) (a)[1]		8,000,000	7,950,792
COMM Mortgage Trust,
Series 2014-FL4, Class AR1, 1.907%, 05/13/31 (10/13/15) (a)[1,2]		740,404	735,960
Series 2014-FL5, Class SV2, 2.548%, 10/15/31 (10/15/15) (a)[1,2]		7,703,000	7,691,338
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.695%, 09/15/40[3]		1,704,000	1,795,368
Extended Stay America Trust, Series 2013-ESH7, Class C7, 3.902%, 12/05/31 (a)		13,500,000	13,580,068
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.961%, 06/15/49[3]		80,000	82,979
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.724%, 03/15/44 (a)[3]		435,000	461,428
Total Mortgage-Backed Securities (cost $31,513,029)			32,297,933

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Municipal Bonds - 1.2%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47	$3,975,000	$3,278,818
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33	2,880,000	2,697,984
Illinois State General Obligation, 5.520%, 04/01/38	7,300,000	6,482,911
Michigan Tobacco Settlement Finance Authority, Series 2006-A, 7.309%, 06/01/34	2,780,000	2,412,067
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46	20,630,000	15,824,654
Total Municipal Bonds (cost $36,405,712)		30,696,434

	Shares
Preferred Stocks - 0.7%
Financials - 0.4%
Bank of America Corp., Series 3, 6.375%[4]	20,000	504,800
Bank of America Corp., Series L, 7.250%[5]	7,808	8,409,216
Navient Corp., 6.000%[4]	41,250	710,738
Total Financials		9,624,754
Industrials - 0.2%
Stanley Black & Decker, Inc., 6.250%[4,5]	37,854	4,163,940
Materials - 0.1%
Alcoa, Inc., Series 1, 5.375%[4,5]	98,605	3,293,407
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	46,180
Entergy New Orleans, Inc., 5.560%	100	9,831
Wisconsin Electric Power Co., 3.600%	3,946	320,021
Total Utilities		376,032
Total Preferred Stocks (cost $17,117,165)		17,458,133

	Principal Amount†
U.S. Government and Agency Obligations - 32.2%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC Gold, 5.000%, 12/01/31	$30,040	33,280
Federal National Mortgage Association - 0.1%
FNMA,
3.000%, 07/01/27	2,947,276	3,083,262
6.000%, 07/01/29	2,312	2,635
Total Federal National Mortgage Association		3,085,897
U.S. Treasury Obligations - 32.1%
U.S. Treasury Notes,
0.250%, 02/29/16	103,470,000	103,518,527
0.375%, 11/15/15 to 05/31/16	452,950,000	453,324,538
0.500%, 06/15/16	123,145,000	123,359,888

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Treasury Obligations - 32.1% (continued)
0.625%, 12/31/16	$150,000,000	$150,294,900
Total U.S. Treasury Obligations		830,497,853
Total U.S. Government and Agency Obligations (cost $832,579,133)		833,617,030
Short-Term Investments - 2.4%
Repurchase Agreements - 2.2%[7]
BNP Paribas Securities Corp., dated 09/30/15, due 10/01/15, 0.110%, total to be received $10,623,020 (collateralized by various U.S. Government Agency Obligations, 0.250% - 7.500%, 08/01/16 - 10/01/45, totaling $10,835,461)	10,622,988	10,622,988
Citigroup Global Markets Inc, dated 09/30/15, due 10/01/15, 0.120%, total to be received $649,760 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 05/15/18 - 10/01/45, totaling $662,753)	649,758	649,758
Daiwa Capital Markets, dated 09/30/15, due 10/01/15, 0.200%, total to be received $13,628,294 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/01/15 - 09/09/49, totaling $13,900,783)	13,628,218	13,628,218
HSBC Securities USA Inc, dated 09/30/15, due 10/01/15, 0.110%, total to be received $13,628,260 (collateralized by various U.S. Government Agency Obligations, 0.625% - 6.500%, 12/28/16 - 10/01/45, totaling $13,900,829)	13,628,218	13,628,218
Nomura Securities International, Inc., dated 09/30/15, due 10/01/15, 0.140%, total to be received $13,628,271 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/15/15 - 09/20/65 totaling $13,900,783)	13,628,218	13,628,218
State of Wisconsin Investment Board, dated 09/30/15, due 10/01/15, 0.170%, total to be received $5,224,423 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 02/15/42, totaling $5,330,947)	5,224,398	5,224,398
Total Repurchase Agreements		57,381,798

	Shares
Other Investment Companies - 0.2%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%	4,560,928	4,560,928
Total Short-Term Investments (cost $61,942,726)		61,942,726
Total Investments - 101.2% (cost $2,556,908,573)		2,616,910,960
Other Assets, less Liabilities - (1.2)%		(30,129,344)
Net Assets - 100.0%		$2,586,781,616

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2015

	Principal Amount†		Value
Asset-Backed Securities - 1.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.630%, 12/20/21 (a)		$155,000	$156,736
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.281%, 03/19/18 (10/19/15)[1]	EUR	100,000	111,289
Trinity Rail Leasing, LLC, Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		81,244	86,293
Total Asset-Backed Securities (cost $371,661)			354,318
Corporate Bonds and Notes - 61.6%
Financials - 23.3%
AIB Mortgage Bank, EMTN, 4.875%, 06/29/17	EUR	345,000	416,844
Alfa, SAB de CV, 5.250%, 03/25/24 (a)[4]		200,000	204,000
Ally Financial, Inc., 3.500%, 01/27/19		135,000	132,933
AXA SA, 7.125%, 12/15/20	GBP	50,000	87,924
Banco Latinoamericano de Comercio Exterior, S.A.,
3.250%, 05/07/20 (a)		150,000	148,875
3.750%, 04/04/17 (a)		150,000	151,781
Banco Votorantim, S.A., 6.250%, 05/16/16 (a)	BRL	300,000	93,837
Bank of America Corp.,
5.700%, 01/24/22		140,000	159,688
MTN, 4.200%, 08/26/24[4]		130,000	129,907
The Bank of New York Mellon Corp., Series G, 2.150%, 02/24/20		285,000	285,264
The Bank of Nova Scotia, 1.450%, 04/25/18[4]		345,000	343,131
Barclays PLC, 3.650%, 03/16/25		200,000	190,949
BOC Aviation Pte, Ltd., 3.000%, 03/30/20		200,000	198,361
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	164,000
CIMPOR Financial Operations BV, 5.750%, 07/17/24 (a)		210,000	140,910
Citigroup, Inc.,
3.875%, 03/26/25		10,000	9,718
4.000%, 08/05/24		45,000	44,520
4.400%, 06/10/25		30,000	30,172
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.375%, 08/04/25		250,000	250,179
Credit Agricole, S.A.,
4.375%, 03/17/25 (a)		200,000	193,126
7.500%, 04/29/49[3,9]	GBP	100,000	145,761
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	112,693
General Electric Capital Corp., Series A, 7.125%, 12/29/49[3,9]		200,000	231,000
General Motors Financial Co., Inc.,
3.450%, 04/10/22		135,000	129,855
4.000%, 01/15/25		80,000	75,760
4.375%, 09/25/21		190,000	193,987
The Goldman Sachs Group, Inc., 3.375%, 02/01/18	CAD	200,000	154,978
HCP, Inc., 3.400%, 02/01/25		65,000	60,879

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 23.3% (continued)
International Bank for Reconstruction & Development, MTN, 2.500%, 03/12/20	AUD	320,000	$224,521
Itau Unibanco Holding, S.A., 2.850%, 05/26/18 (a)		200,000	187,340
JPMorgan Chase & Co., 3.875%, 02/01/24		75,000	77,433
Lloyds Banking Group PLC, 4.500%, 11/04/24[4]		200,000	201,050
Morgan Stanley,
3.750%, 02/25/23		100,000	102,423
GMTN, 5.750%, 02/14/17	GBP	50,000	79,926
National Australia Bank, Ltd., GMTN, 6.750%, 06/26/23[3]	EUR	100,000	126,669
Nomura Holdings, Inc., GMTN, 2.750%, 03/19/19		240,000	243,778
Old Republic International Corp., 4.875%, 10/01/24		100,000	104,831
Royal Bank of Scotland Group PLC,
6.000%, 12/19/23		230,000	244,873
7.500%, 12/29/49[3,9]		200,000	199,562
Santander Holdings USA, Inc., 2.650%, 04/17/20		215,000	211,095
Shell International Finance BV, 3.250%, 05/11/25		100,000	98,886
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		140,000	146,252
Societe Generale, S.A.,
4.250%, 04/14/25 (a)		465,000	440,741
6.750%, 04/07/49[3,9]	EUR	105,000	114,996
SUAM Finance BV, 4.875%, 04/17/24 (a)		245,000	245,000
TC Ziraat Bankasi A.S., 4.250%, 07/03/19 (a)		215,000	208,172
Turkiye Halk Bankasi A.S., 4.750%, 02/11/21 (a)		200,000	187,000
UniCredit S.P.A., EMTN, 6.950%, 10/31/22	EUR	150,000	191,982
Unifin Financiera SAPI de CV SOFOM ENR, 6.250%, 07/22/19 (a)		200,000	187,500
Yapi ve Kredi Bankasi A.S., 5.250%, 12/03/18 (a)		200,000	200,820
Total Financials			8,505,882
Industrials - 34.5%
Air Canada, 7.625%, 10/01/19 (a)	CAD	225,000	179,562
Albemarle Corp., 3.000%, 12/01/19		81,000	81,353
Altice Luxembourg, S.A., 7.750%, 05/15/22 (a)		200,000	182,000
America Movil SAB de CV, 6.450%, 12/05/22	MXN	4,000,000	225,473
Anadarko Petroleum Corp., 3.450%, 07/15/24[4]		85,000	82,427
Anthem, Inc., 3.500%, 08/15/24		90,000	89,091
Arcelik A.S., 5.000%, 04/03/23 (a)		200,000	177,380
ArcelorMittal, 7.500%, 03/01/41 (b)		120,000	96,600
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)		30,000	31,491
AT&T, Inc., 4.750%, 05/15/46		113,000	103,542
Autoridad del Canal de Panama, 4.950%, 07/29/35 (a)		200,000	199,358
Bell Canada, 5.410%, 09/26/16	CAD	160,000	124,378

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 34.5% (continued)
Bharti Airtel International Netherlands BV,
5.125%, 03/11/23 (a)		$205,000	$216,168
5.350%, 05/20/24 (a)		265,000	283,691
BRF, S.A., 7.750%, 05/22/18 (a)	BRL	300,000	61,672
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	181,734
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23		205,000	196,544
Cemex SAB de CV, 5.700%, 01/11/25 (a)[4]		200,000	179,000
Chesapeake Energy Corp., 5.750%, 03/15/23		225,000	146,742
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 2.450%, 05/01/20 (a)		40,000	40,298
Cigna Corp., 3.250%, 04/15/25		65,000	62,935
CNOOC Finance 2015 Australia Pty, Ltd., 2.625%, 05/05/20		200,000	197,136
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	176,900
Continental Resources, Inc.,
3.800%, 06/01/24[4]		120,000	97,331
4.500%, 04/15/23		35,000	30,393
Corp. Nacional del Cobre de Chile, 4.500%, 09/16/25 (a)		245,000	235,353
Delta Air Lines 2015-1 Class B Pass Through Trust, Series 15-1, 4.250%, 07/30/23		70,000	70,350
DP World, Ltd., 3.250%, 05/18/20 (a)		200,000	199,250
Ecopetrol, S.A.,
4.125%, 01/16/25		165,000	139,012
5.875%, 09/18/23		130,000	125,125
5.875%, 05/28/45		135,000	102,938
Embraer Netherlands Finance BV, 5.050%, 06/15/25		90,000	83,272
Energy Transfer Partners, L.P., 4.050%, 03/15/25		210,000	185,584
ERAC USA Finance LLC, 2.800%, 11/01/18 (a)		265,000	271,033
FedEx Corp., 4.000%, 01/15/24		180,000	187,477
Freeport-McMoRan, Inc.,
3.875%, 03/15/23		200,000	148,750
4.550%, 11/14/24[4]		120,000	89,400
5.450%, 03/15/43		205,000	142,475
General Motors Co., 4.000%, 04/01/25		40,000	37,928
Glencore Finance Canada, Ltd., 5.550%, 10/25/42 (a), (b)		235,000	172,725
HCA, Inc., 4.750%, 05/01/23		115,000	115,402
INEOS Group Holdings, S.A., 5.750%, 02/15/19	EUR	100,000	107,342
Intel Corp., 3.700%, 07/29/25		100,000	102,596
INVISTA Finance LLC, 4.250%, 10/15/19 (a)		130,000	125,450
Israel Chemicals, Ltd., 4.500%, 12/02/24 (a)		250,000	250,300
KB Home, 4.750%, 05/15/19		25,000	24,031
Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24		220,000	199,935
Kinder Morgan, Inc., 4.300%, 06/01/25		175,000	157,211

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 34.5% (continued)
Methanex Corp., 3.250%, 12/15/19		$241,000	$240,541
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	191,040
MTN Mauritius Investments, Ltd., 4.755%, 11/11/24 (a)		200,000	199,124
Myriad International Holdings BV, 6.000%, 07/18/20 (a)		200,000	213,832
OCP, S.A., 4.500%, 10/22/25 (a)		215,000	201,025
Oi, S.A., 9.750%, 09/15/16 (a)	BRL	300,000	50,912
Pacific Exploration and Production Corp.,
5.125%, 03/28/23 (a)		315,000	108,675
5.625%, 01/19/25 (a)		135,000	47,210
Parker-Hannifin Corp., MTN, 3.300%, 11/21/24		260,000	265,433
Parkson Retail Group, Ltd., 4.500%, 05/03/18		200,000	179,126
Pertamina Persero PT, 4.300%, 05/20/23 (a)		425,000	387,748
Petrobras Global Finance BV,
4.375%, 05/20/23		240,000	156,600
5.750%, 01/20/20		160,000	119,352
6.850%, 06/05/15		245,000	156,188
Philippine Long Distance Telephone Co., EMTN, 8.350%, 03/06/17		75,000	81,188
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	272,795
SoftBank Group Corp., 4.500%, 04/15/20 (a)		200,000	193,680
Southern Copper Corp., 3.875%, 04/23/25[4]		130,000	117,489
Telecom Italia Capital, S.A., 6.375%, 11/15/33		45,000	43,088
Telstra Corp., Ltd., 3.125%, 04/07/25 (a)		245,000	238,627
Tenet Healthcare Corp., 3.837%, 06/15/20 (12/15/15) (a)[1]		105,000	104,278
Time Warner Cable, Inc., 5.250%, 07/15/42	GBP	125,000	163,443
Transocean, Inc., 4.300%, 10/15/22 (b)		40,000	24,700
Transportadora de Gas del Sur, S.A., 9.625%, 05/14/20 (a)		179,604	179,155
Tupy Overseas, S.A., 6.625%, 07/17/24 (a)		200,000	176,000
Union Andina de Cementos SAA, 5.875%, 10/30/21 (a)		250,000	240,625
Vale Overseas, Ltd., 6.875%, 11/21/36[4]		115,000	90,286
Vale, S.A., 5.625%, 09/11/42[4]		380,000	260,300
Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20 (a)		80,000	77,750
Verizon Communications, Inc., 5.050%, 03/15/34		290,000	289,330
Volkswagen Group of America Finance LLC, 2.400%, 05/22/20 (a)		200,000	185,542
Wind Acquisition Finance, S.A., 7.375%, 04/23/21 (a)		205,000	202,438
YPF, S.A., 8.750%, 04/04/24 (a)		490,000	433,062
Total Industrials			12,606,720
Utilities - 3.8%
AES Corp., 5.500%, 03/15/24		30,000	26,595
Deutsche Telekom International Finance BV, EMTN, 2.750%, 10/24/24	EUR	50,000	61,562
EDP Finance BV, 4.125%, 01/15/20 (a)		200,000	202,723

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Utilities - 3.8% (continued)
Emgesa, S.A. ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	$104,670
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	126,498
Eskom Holdings SOC, Ltd., 7.125%, 02/11/25 (a)[4]		200,000	188,186
Listrindo Capital, B.V., 6.950%, 02/21/19 (a)		200,000	202,500
Petroleos Mexicanos, Series 14-2, 7.470%, 11/12/26	MXN	3,800,000	206,804
Transelec, S.A., 4.250%, 01/14/25 (a)		260,000	256,066
Total Utilities			1,375,604
Total Corporate Bonds and Notes (cost $24,374,287)			22,488,206
Foreign Government and Agency Obligations - 32.0%
Brazil Letras do Tesouro Nacional Notes, 15.405%, 07/01/16[6]	BRL	645,000	146,246
Brazil Notas do Tesouro Nacional Serie F Notes, 10.000%, 01/01/19	BRL	500,000	111,626
Canadian Government,
Bonds, 4.000%, 06/01/16	CAD	260,000	199,320
Notes, 1.250%, 09/01/18	CAD	310,000	236,973
Corp. Andina de Fomento Notes, 4.375%, 06/15/22		280,000	303,906
Dominican Republic International,
Bonds, 8.625%, 04/20/27 (a)		100,000	115,750
Notes, 5.500%, 01/27/25 (a)		290,000	279,850
Export Credit Bank of Turkey Notes, 5.000%, 09/23/21 (a)		200,000	191,276
Export-Import Bank of Korea Notes, EMTN, 3.000%, 05/22/18 (a)	NOK	1,000,000	121,453
Hungary Government International Notes, 5.375%, 03/25/24		140,000	151,900
Iceland Government International Notes, 5.875%, 05/11/22 (a)		300,000	341,654
Indonesia Government International Bonds, 5.125%, 01/15/45 (a)		200,000	175,467
Indonesia Treasury Notes, Series FR69, 7.875%, 04/15/19	IDR	6,300,000,000	408,591
Italy Buoni Poliennali Del Tesoro,
Bonds, 1.500%, 06/01/25	EUR	95,000	104,304
Bonds, 4.750%, 08/01/23 (a)	EUR	500,000	694,039
Bonds, 5.000%, 03/01/22	EUR	450,000	621,896
Jamaica Government International Bonds, 6.750%, 04/28/28		200,000	201,000
Korea Treasury Notes, Series 1709, 2.750%, 09/10/17	KRW	475,000,000	409,847
Mexican Bonos,
Bonds, Series M, 6.500%, 06/10/21	MXN	16,950,000	1,049,926
Bonds, Series M, 6.500%, 06/09/22	MXN	8,160,000	500,597
New South Wales Treasury Corp. Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	253,206
New Zealand Government,
Bonds, 3.000%, 09/20/30	NZD	295,000	211,473
Bonds, Series 423, 5.500%, 04/15/23	NZD	1,180,000	882,096
Notes, Series 319, 5.000%, 03/15/19	NZD	520,000	358,317
Norway Government,
Bonds, Series 473, 4.500%, 05/22/19 (a)	NOK	3,450,000	460,843

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government and Agency Obligations - 32.0% (continued)
Norway Government,
Bonds, Series 475, 2.000%, 05/24/23 (a)	NOK	3,630,000	$448,476
Poland Government,
Bonds, Series 1019, 5.500%, 10/25/19	PLN	655,000	194,171
Bonds, Series 1023, 4.000%, 10/25/23	PLN	2,310,000	662,317
Portugal Obrigacoes do Tesouro OT Bonds, 4.100%, 02/15/45 (a)	EUR	75,000	94,655
South Africa Government,
Bonds, Series 2023, 7.750%, 02/28/23	ZAR	2,500,000	174,983
Bonds, Series R186, 10.500%, 12/21/26	ZAR	2,350,000	194,460
Spain Government,
Bonds, 1.600%, 04/30/25 (a)	EUR	95,000	104,248
Bonds, 4.300%, 10/31/19 (a)	EUR	455,000	582,663
Turkey Government Notes, Series 5Y, 6.300%, 02/14/18	TRY	605,000	180,245
U.K. Gilt,
Bonds, 3.750%, 09/07/19	GBP	150,000	251,215
Bonds, 4.000%, 03/07/22	GBP	145,000	255,246
Total Foreign Government and Agency Obligations (cost $13,650,615)			11,674,235
Mortgage-Backed Securities - 0.9%
Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 07/12/47 (a)	CAD	315,000	240,649
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43		75,000	77,595
Total Mortgage-Backed Securities (cost $373,114)			318,244

	Shares
Preferred Stocks - 0.1%
Utilities - 0.1%
Dominion Resources, Inc., Series A, 6.125%[5] (cost $34,482)		665	36,781

	Principal Amount†
U.S. Government - 6.4%
U.S. Treasury Notes,
0.625%, 08/31/17		$1,755,000	1,754,932
0.875%, 07/15/17		575,000	577,703
1.500%, 07/31/16		25,000	25,238
Total U.S. Government (cost $2,355,327)			2,357,873

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Short-Term Investments - 6.7%
Repurchase Agreements - 4.0%[7]
Daiwa Capital Markets, dated 09/30/15, due 10/01/15, 0.200%, total to be received $455,032 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/01/15 - 09/09/49, totaling $464,133)	$455,032	$455,032
Nomura Securities International, Inc., dated 09/30/15, due 10/01/15, 0.140%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/15/15 - 09/20/65 totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,455,032

	Shares
Other Investment Companies - 2.7%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%	995,281	995,281
Total Short-Term Investments (cost $2,450,313)		2,450,313
Total Investments - 108.7% (cost $43,609,799)		39,679,970
Other Assets, less Liabilities - (8.7)%		(3,191,447)
Net Assets - 100.0%		$36,488,523

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2015

	Shares	Value
Common Stocks - 95.8%
Consumer Discretionary - 20.9%
2U, Inc.*	28,946	$1,039,161
American Axle & Manufacturing Holdings, Inc.*	47,020	937,579
American Eagle Outfitters, Inc.[4]	38,599	603,302
Asbury Automotive Group, Inc.*	40,880	3,317,412
Big Lots, Inc.	9,953	476,948
BJ’s Restaurants, Inc.*	8,638	371,693
Boyd Gaming Corp.*	74,342	1,211,775
Bright Horizons Family Solutions, Inc.*	8,507	546,490
Brunswick Corp.	5,321	254,823
Buffalo Wild Wings, Inc.*	5,873	1,136,014
Build-A-Bear Workshop, Inc.*	8,100	153,009
Capella Education Co.	1,425	70,566
The Children’s Place, Inc.	11,371	655,766
Citi Trends, Inc.	7,500	175,350
Columbia Sportswear Co.	4,477	263,203
Cooper Tire & Rubber Co.	2,500	98,775
Cracker Barrel Old Country Store, Inc.[4]	6,804	1,002,093
Culp, Inc.	10,000	320,700
Dana Holding Corp.[4]	21,208	336,783
Denny’s Corp.*	34,300	378,329
DineEquity, Inc.	3,180	291,479
Dorman Products, Inc.*,[4]	16,160	822,382
Dunkin’ Brands Group, Inc.	6,239	305,711
Etsy, Inc.*,[4]	17,265	236,358
Express, Inc.*	34,175	610,707
G-III Apparel Group, Ltd.*	62,177	3,833,834
The Habit Restaurants, Inc., Class A*	5,119	109,598
Iconix Brand Group, Inc.*	12,487	168,824
IMAX Corp.*	16,644	562,401
Isle of Capri Casinos, Inc.*	24,595	428,937
Jack in the Box, Inc.	2,547	196,221
Krispy Kreme Doughnuts, Inc.*	50,210	734,572
Liberty TripAdvisor Holdings, Inc., Class A*	8,110	179,799
Monro Muffler Brake, Inc.	28,878	1,950,709
Nautilus, Inc.*	24,658	369,870
Nutrisystem, Inc.	13,911	368,920
Outerwall, Inc.[4]	19,851	1,130,117
Panera Bread Co., Class A*	4,388	848,683
PetMed Express, Inc.	30,900	497,490

	Shares	Value
Pinnacle Entertainment, Inc.*	19,483	$659,305
Pool Corp.	5,546	400,976
Popeyes Louisiana Kitchen, Inc.*	36,270	2,044,177
Rentrak Corp.*,[4]	6,335	342,533
Restoration Hardware Holdings, Inc.*	8,992	839,044
Select Comfort Corp.*	18,469	404,102
Skechers U.S.A., Inc., Class A*	7,708	1,033,489
Sonic Corp.	81,083	1,860,855
Steven Madden, Ltd.*	73,288	2,683,807
Strayer Education, Inc.*	6,100	335,317
Sturm Ruger & Co., Inc.	8,585	503,854
Tempur Sealy International, Inc.*	9,042	645,870
Tupperware Brands Corp.	7,251	358,852
Vince Holding Corp.*	142,737	489,588
Wayfair, Inc., Class A*,[4]	19,464	682,408
Weight Watchers International, Inc.*	175,952	1,122,574
Zoe’s Kitchen, Inc.*,[4]	14,253	562,851
Total Consumer Discretionary		41,965,985
Consumer Staples - 4.4%
Blue Buffalo Pet Products, Inc.*	12,643	226,436
Calavo Growers, Inc.	21,998	981,991
Cal-Maine Foods, Inc.[4]	10,500	573,405
Casey’s General Stores, Inc.	11,607	1,194,592
The Hain Celestial Group, Inc.*	4,359	224,924
Inter Parfums, Inc.	9,500	235,695
J&J Snack Foods Corp.	15,140	1,720,812
Medifast, Inc.*	21,929	589,013
Sanderson Farms, Inc.[4]	12,523	858,702
Snyder’s-Lance, Inc.	961	32,415
TreeHouse Foods, Inc.*	16,260	1,264,865
USANA Health Sciences, Inc.*	6,556	878,701
Total Consumer Staples		8,781,551
Energy - 2.1%
Abraxas Petroleum Corp.*	63,700	81,536
Alon USA Energy, Inc.	6,100	110,227
GasLog, Ltd.[4]	12,764	122,790
Matador Resources Co.*	57,180	1,185,913
PDC Energy, Inc.*	28,610	1,516,616
Pioneer Energy Services Corp.*	98,719	207,310
REX American Resources Corp.*	7,152	362,034
Tesco Corp.	16,800	119,952

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 2.1% (continued)
Western Refining, Inc.	10,830	$477,820
Total Energy		4,184,198
Financials - 9.4%
AmTrust Financial Services, Inc.	8,841	556,806
BancorpSouth, Inc.	62,295	1,480,752
BGC Partners, Inc., Class A	13,800	113,436
BofI Holding, Inc.*	1,947	250,832
Cash America International, Inc.	1,261	35,270
CBOE Holdings, Inc.	8,515	571,186
Credit Acceptance Corp.*,[4]	2,375	467,566
Encore Capital Group, Inc.*,[4]	12,932	478,484
Essent Group, Ltd.*	18,657	463,626
Evercore Partners, Inc., Class A	8,407	422,368
Home BancShares, Inc.	10,200	413,100
Janus Capital Group, Inc.[4]	27,900	379,440
MarketAxess Holdings, Inc.	41,014	3,809,380
The Navigators Group, Inc.*	1,260	98,255
Pinnacle Financial Partners, Inc.	33,465	1,653,506
PrivateBancorp, Inc.	81,014	3,105,267
South State Corp.	25,420	1,954,035
Stifel Financial Corp.*	2,849	119,943
SVB Financial Group*	2,124	245,407
Universal Insurance Holdings, Inc.	34,458	1,017,889
Western Alliance Bancorp*	14,214	436,512
WisdomTree Investments, Inc.[4]	22,461	362,296
World Acceptance Corp.*	11,205	300,742
Total Financials		18,736,098
Health Care - 22.6%
ABIOMED, Inc.*	16,885	1,566,253
ACADIA Pharmaceuticals, Inc.*	8,186	270,711
Aceto Corp.	56,610	1,553,944
Achillion Pharmaceuticals, Inc.*,[4]	19,400	134,054
Adamas Pharmaceuticals, Inc.*	9,000	150,660
Advaxis, Inc.*	8,400	85,932
Affymetrix, Inc.*,[4]	23,500	200,690
Agenus, Inc.*	23,200	106,720
Agios Pharmaceuticals, Inc.*,[4]	570	40,236
Align Technology, Inc.*	1,935	109,831
Amedisys, Inc.*	17,877	678,790
Amicus Therapeutics, Inc.*	42,824	599,108

	Shares	Value
Anacor Pharmaceuticals, Inc.*	8,346	$982,408
Bluebird Bio, Inc.*	1,269	108,563
Blueprint Medicines Corp.*	4,330	92,402
Cambrex Corp.*	76,853	3,049,527
Cantel Medical Corp.	27,647	1,567,585
Cara Therapeutics, Inc.*	15,600	222,924
Celldex Therapeutics, Inc.*,[4]	3,761	39,641
Cepheid, Inc.*	7,684	347,317
Chemed Corp.	8,263	1,102,863
Chimerix, Inc.*	6,752	257,926
Clovis Oncology, Inc.*	3,824	351,655
CTI BioPharma Corp.*	55,900	81,614
Cytokinetics, Inc.*	23,200	155,208
DexCom, Inc.*	4,256	365,420
Diplomat Pharmacy, Inc.*,[4]	6,834	196,341
Dyax Corp.*	19,654	375,195
Eagle Pharmaceuticals, Inc.*,[4]	19,740	1,461,352
Endologix, Inc.*	6,233	76,417
The Ensign Group, Inc.	10,000	426,300
Evolent Health, Inc., Class A*	18,808	300,176
Exelixis, Inc.*,[4]	25,600	143,616
FibroGen, Inc.*	5,700	124,944
Foundation Medicine, Inc.*	5,609	103,486
Genocea Biosciences, Inc.*	14,200	97,270
Geron Corp.*,[4]	80,379	221,846
Glaukos Corp.*	4,764	115,241
Global Blood Therapeutics, Inc.*	1,175	49,538
Halozyme Therapeutics, Inc.*,[4]	6,900	92,667
HealthEquity, Inc.*	14,079	416,034
ICON PLC*	20,840	1,479,015
ICU Medical, Inc.*	3,100	339,450
IGI Laboratories, Inc.*	104,478	683,286
INC Research Holdings, Inc., Class A*	4,800	192,000
Infinity Pharmaceuticals, Inc.*	10,200	86,190
Inogen, Inc.*	12,463	605,079
Inovio Pharmaceuticals, Inc.*,[4]	20,490	118,432
Intersect ENT, Inc.*	9,706	227,120
Invacare Corp.	4,665	67,503
Isis Pharmaceuticals, Inc.*,[4]	3,443	139,166
Juno Therapeutics, Inc.*,[4]	3,109	126,505
Lannett Co., Inc.*,[4]	37,760	1,567,795

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 22.6% (continued)
LDR Holding Corp.*	13,992	$483,144
Masimo Corp.*	19,093	736,226
Medidata Solutions, Inc.*	51,348	2,162,264
Merrimack Pharmaceuticals, Inc.*	8,900	75,739
Molina Healthcare, Inc.*,[4]	11,760	809,676
Momenta Pharmaceuticals, Inc.*	7,500	123,075
Natus Medical, Inc.*	19,071	752,351
Neogen Corp.*	16,470	740,985
Neurocrine Biosciences, Inc.*	6,228	247,812
Nevro Corp.*	2,922	135,552
Ophthotech Corp.*	1,191	48,259
OPKO Health, Inc.*	13,300	111,853
PAREXEL International Corp.*	8,130	503,410
PDL BioPharma, Inc.[4]	106,678	536,590
Penumbra, Inc.*	2,208	88,541
Peregrine Pharmaceuticals, Inc.*	118,900	121,278
Pfenex, Inc.*	4,400	66,044
PRA Health Sciences, Inc.*	50,666	1,967,361
Press Ganey Holdings, Inc.*	14,805	438,080
Prestige Brands Holdings, Inc.*	62,472	2,821,236
Progenics Pharmaceuticals, Inc.*	21,400	122,408
The Providence Service Corp.*	29,871	1,301,778
Repligen Corp.*	16,961	472,364
Sage Therapeutics, Inc.*	2,672	113,079
Sagent Pharmaceuticals, Inc.*	8,184	125,461
SciClone Pharmaceuticals, Inc.*	36,463	253,053
Seres Therapeutics, Inc.*,[4]	1,301	38,562
Spark Therapeutics, Inc.*,[4]	6,557	273,624
Supernus Pharmaceuticals, Inc.*	72,215	1,013,176
Surgical Care Affiliates, Inc.*	9,586	313,366
SurModics, Inc.*	7,100	155,064
Synta Pharmaceuticals Corp.*	37,700	65,598
Team Health Holdings, Inc.*	13,668	738,482
TESARO, Inc.*	6,219	249,382
Threshold Pharmaceuticals, Inc.*	18,300	74,481
Trevena, Inc.*	14,200	146,970
U.S. Physical Therapy, Inc.	7,480	335,777
Ultragenyx Pharmaceutical, Inc.*	2,702	260,230
Vascular Solutions, Inc.*	15,098	489,326
Veeva Systems, Inc., Class A*,[4]	17,561	411,103

	Shares	Value
Vical, Inc.*	130,400	$59,971
WellCare Health Plans, Inc.*	4,185	360,663
Zeltiq Aesthetics, Inc.*	30,546	978,388
Total Health Care		45,375,728
Industrials - 11.9%
AAON, Inc.	34,310	664,928
Advanced Drainage Systems, Inc.	54,889	1,587,939
The Advisory Board Co.*	4,544	206,934
Alaska Air Group, Inc.	1,542	122,512
American Woodmark Corp.*	8,600	557,882
Apogee Enterprises, Inc.	5,503	245,709
Astronics Corp.*	4,178	168,917
Blount International, Inc.*	132,319	737,017
Builders FirstSource, Inc.*	44,640	566,035
Celadon Group, Inc.	48,390	775,208
Comfort Systems USA, Inc.	7,524	205,104
Deluxe Corp.	23,967	1,335,921
Douglas Dynamics, Inc.	19,300	383,298
Dycom Industries, Inc.*	9,124	660,213
EnerSys	25,360	1,358,789
Essendant, Inc.	9,456	306,658
The Greenbrier Cos., Inc.[4]	17,512	562,310
Hawaiian Holdings, Inc.*	28,754	709,649
Healthcare Services Group, Inc.	1,083	36,497
Hexcel Corp.	8,610	386,245
HNI Corp.	9,759	418,661
Interface, Inc.	20,157	452,323
Kadant, Inc.	8,800	343,288
Knight Transportation, Inc.	17,538	420,912
Knoll, Inc.	12,082	265,562
Matson, Inc.	13,790	530,777
Meritor, Inc.*	44,459	472,599
Proto Labs, Inc.*	38,000	2,546,000
RBC Bearings, Inc.*	5,402	322,661
RPX Corp.*	7,500	102,900
Saia, Inc.*	37,020	1,145,769
US Ecology, Inc.	10,804	471,595
USG Corp.*	14,797	393,896
Virgin America, Inc.*,[4]	10,900	373,107
Wabash National Corp.*	62,441	661,250
WageWorks, Inc.*	57,510	2,592,551

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 11.9% (continued)
West Corp.	24,136	$540,646
YRC Worldwide, Inc.*	23,100	306,306
Total Industrials		23,938,568
Information Technology - 22.7%
Ambarella, Inc.*,[4]	8,050	465,209
Arista Networks, Inc.*,[4]	3,991	244,209
Aspen Technology, Inc.*	11,020	417,768
Benefitfocus, Inc.*,[4]	18,092	565,375
Callidus Software, Inc.*	10,321	175,354
Cardtronics, Inc.*	9,130	298,551
Cavium, Inc.*	9,636	591,361
CEVA, Inc.*	40,013	743,041
Cimpress N.V.*	2,297	174,825
Cirrus Logic, Inc.*	11,605	365,674
comScore, Inc.*	8,483	391,490
Cornerstone OnDemand, Inc.*	12,799	422,367
Criteo, S.A., Sponsored ADR*	16,077	603,531
CSG Systems International, Inc.	15,800	486,640
CyberArk Software, Ltd.*,[4]	7,669	384,524
Demandware, Inc.*	4,875	251,940
DTS, Inc.*	3,400	90,780
EarthLink Holdings Corp.	51,200	398,336
Ellie Mae, Inc.*	47,367	3,153,221
Envestnet, Inc.*	24,320	728,870
EPAM Systems, Inc.*	12,411	924,868
Euronet Worldwide, Inc.*	13,269	983,100
Extreme Networks, Inc.*	95,700	321,552
FireEye, Inc.*,[4]	7,423	236,200
Fleetmatics Group PLC*	3,111	152,719
Gigamon, Inc.*	20,804	416,288
Glu Mobile, Inc.*	76,763	335,454
Gogo, Inc.*,[4]	27,713	423,455
GrubHub, Inc.*	4,871	118,560
HomeAway, Inc.*	9,184	243,743
Imperva, Inc.*	6,913	452,663
Infinera Corp.*	58,974	1,153,531
Infoblox, Inc.*	4,638	74,115
Integrated Device Technology, Inc.*	23,488	476,806
InterDigital, Inc.	13,922	704,453
LogMeln, Inc.*	37,750	2,573,040

	Shares	Value
Luxoft Holding, Inc.*	12,965	$820,555
Manhattan Associates, Inc.*	29,554	1,841,214
Materialise N.V., ADR*,[2,4]	9,682	74,455
MAXIMUS, Inc.	56,788	3,382,293
Methode Electronics, Inc.	10,000	319,000
MicroStrategy, Inc., Class A*	2,500	491,175
NetScout Systems, Inc.*	12,340	436,466
NeuStar, Inc., Class A*,[4]	50,985	1,387,302
New Relic, Inc.*	3,995	152,249
Nimble Storage, Inc.*,[4]	21,996	530,544
Pandora Media, Inc.*	25,226	538,323
Paycom Software, Inc.*	17,996	646,236
Paylocity Holding Corp.*	17,492	524,585
Polycom, Inc.*	54,635	572,575
Proofpoint, Inc.*,[4]	9,115	549,817
Qlik Technologies, Inc.*	3,317	120,905
Qualys, Inc.*	32,540	926,088
Rambus, Inc.*	90,546	1,068,443
Rofin-Sinar Technologies, Inc.*	3,200	82,976
Ruckus Wireless, Inc.*	97,340	1,156,399
Shopify, Inc., Class A*,[4]	9,010	317,152
Silicon Laboratories, Inc.*	54,870	2,279,300
SPS Commerce, Inc.*	15,570	1,057,047
SunPower Corp.*	6,481	129,879
Sykes Enterprises, Inc.*	19,390	494,445
Synaptics, Inc.*	1,776	146,449
Synchronoss Technologies, Inc.*	6,848	224,614
Tableau Software, Inc., Class A*	1,817	144,960
Tessera Technologies, Inc.	17,985	582,894
Tyler Technologies, Inc.*	7,580	1,131,770
The Ultimate Software Group, Inc.*	5,694	1,019,283
VASCO Data Security International, Inc.*,[4]	7,165	122,092
Virtusa Corp.*	8,437	432,902
Web.com Group, Inc.*	31,493	663,872
WebMD Health Corp.*,[4]	4,260	169,718
Xcerra Corp.*	41,200	258,736
Zendesk, Inc.*	12,749	251,283
Total Information Technology		45,591,609
Materials - 1.1%
Innospec, Inc.	6,400	297,664
Minerals Technologies, Inc.	8,070	388,651

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.1% (continued)
Trinseo, S.A.*,4	40,669	$1,026,892
U.S. Concrete, Inc.*	8,748	418,067
Worthington Industries, Inc.	4,112	108,886
Total Materials		2,240,160
Telecommunication Services - 0.7%
Cogent Communications Holdings, Inc.	51,430	1,396,839
Total Common Stocks (cost $174,241,230)		192,210,736

	Principal Amount
Short-Term Investments - 11.9%
Repurchase Agreements - 7.6%[7]
Citigroup Global Markets Inc, dated 09/30/15, due 10/01/15, 0.120%, total to be received $2,973,521 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 05/15/18 - 10/01/45, totaling $3,032,981)	$2,973,511	2,973,511
Daiwa Capital Markets America, dated 09/30/15, due 10/01/15, 0.200%, total to be received $3,594,765 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/01/15 - 09/09/49, totaling $3,666,640)	3,594,745	3,594,745
HSBC Securities USA Inc, dated 09/30/15, due 10/01/15, 0.110%, total to be received $3,594,756 (collateralized by various U.S. Government Agency Obligations, 0.625% - 6.500%, 12/28/16 - 10/01/45, totaling $3,666,652)	3,594,745	3,594,745

	Principal Amount	Value
Nomura Securities International, Inc., dated 09/30/15, due 10/01/15, 0.140%, total to be received $3,594,759 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/15/15 - 09/20/65 totaling $3,666,640)	$3,594,745	$3,594,745
State of Wisconsin Investment Board, dated 09/30/15, due 10/01/15, 0.170%, total to be received $1,377,985 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 02/15/42, totaling $1,406,081)	1,377,978	1,377,978
Total Repurchase Agreements		15,135,724

	Shares
Other Investment Companies - 4.3%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%	8,667,094	8,667,094
Total Short-Term Investments (cost $23,802,818)		23,802,818
Total Investments - 107.7% (cost $198,044,048)		216,013,554
Other Assets, less Liabilities - (7.7)%		(15,380,673)
Net Assets - 100.0%		$200,632,881

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2015,the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Bond Fund	$2,561,768,943	$139,369,956	$(84,227,939)	$55,142,017
AMG Managers Global Income Opportunity Fund	43,543,361	371,783	(4,235,174)	(3,863,391)
AMG Managers Special Equity Fund	200,191,044	30,373,903	(14,551,393)	15,822,510

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$325,974,942	12.6%
AMG Managers Global Income Opportunity Fund	14,871,891	40.8%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Floating Rate Security: The rate listed is as of September 30, 2015. Date in parentheses represents the security’s next coupon rate reset.
[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent or broker. The market value of illiquid securities at September 30, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$56,865,449	2.2%
AMG Managers Special Equity Fund	74,455	.04%

[3]	Variable Rate Security: The rate listed is as of September 30, 2015, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Some or all of these shares were out on loan to various brokers as of September 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$54,442,334	2.1%
AMG Managers Global Income Opportunity Fund	1,407,438	3.9%
AMG Managers Special Equity Fund	15,072,944	7.5%

[5]	Convertible Security: A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at September 30, 2015, amounted to the following:

Convertible Bonds Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$67,208,112	2.6%

Convertible Preferred Stock Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$15,866,563	0.6%
AMG Managers Global Income Opportunity Fund	36,781	0.1%

[6]	Represents yield to maturity at September 30, 2015.
[7]	Collateral received from brokers for securities lending was invested in these short-term investments.
[8]	Yield shown represents the September 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[9]	Perpetuity Bond. The date shown is the final call date.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Managers Bond Fund*
Australia	0.8%
Bermuda	1.2%
Brazil	0.2%
Canada	1.1%
Cayman Islands	0.2%
France	0.3%
Iceland	0.3%
India	0.0%#
Ireland	0.5%
Luxembourg	1.3%

Country	AMG Managers Bond Fund*
Malaysia	0.1%
Mexico	3.5%
Netherlands	1.5%
New Zealand	0.4%
Norway	0.2%
South Korea	0.1%
Spain	0.1%
United Arab Emirates	0.9%
United Kingdom	2.0%
United States	85.3%

100.0%

#	Rounds to less than 0.1%.
*	As a percentage of long-term investments as of September 30, 2015.

Country	AMG Managers Global Income Opportunity Fund*
Argentina	1.7%
Australia	2.3%
Bermuda	0.4%
Brazil	2.2%
Canada	4.7%
Cayman Islands	1.0%
Chile	1.3%
China	0.5%
Colombia	2.5%
Dominican Republic	1.1%
France	2.6%
Hungary	0.4%
Iceland	0.9%
Indonesia	2.6%
Ireland	1.1%
Israel	0.7%
Italy	4.3%
Jamaica	0.5%
Japan	1.2%
Luxembourg	2.7%
Mauritius	0.5%
Mexico	6.9%

Country	AMG Managers Global Income Opportunity Fund*
Morocco	0.5%
Netherlands	6.5%
New Zealand	3.9%
Norway	2.4%
Panama	1.3%
Peru	1.0%
Philippines	0.2%
Poland	2.3%
Portugal	0.3%
Singapore	0.5%
South Africa	1.5%
South Korea	1.4%
Spain	1.9%
Turkey	3.1%
United Arab Emirates	0.5%
United Kingdom	4.1%
United States	25.7%
Venezuela	0.8%

100.0%

*	As a percentage of long-term investments as of September 30, 2015.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$56,140,035	$21,165,689	$77,305,724
Common Stocks†	$2,471,893	—	—	2,471,893
Corporate Bonds and Notes
Industrials	—	638,591,963	—	638,591,963
Financials	—	618,362,603	1,214,132	619,576,735
Utilities	—	145,798,302	—	145,798,302
Foreign Government and Agency Obligations	—	157,154,087	—	157,154,087
Mortgage-Backed Securities	—	32,297,933	—	32,297,933
Municipal Bonds	—	30,696,434	—	30,696,434
Preferred Stocks
Financials	9,624,754	—	—	9,624,754
Industrials	4,163,940	—	—	4,163,940
Materials	3,293,407	—	—	3,293,407
Utilities	—	376,032	—	376,032
U.S. Government and Agency Obligations††	—	833,617,030	—	833,617,030
Short-Term Investments
Repurchase Agreements	—	57,381,798	—	57,381,798
Other Investment Companies	4,560,928	—	—	4,560,928

Total Investments in Securities	$24,114,922	$2,570,416,217	$22,379,821	$2,616,910,960

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of September 30, 2015:

	Asset-Backed	Corporate Bonds
AMG Managers Bond Fund	Securities	and Notes	Totals
Balance as of December 31, 2014	$22,194,033	—	$22,194,033
Accrued discounts (premiums)	(6,339)	—	(6,339)
Realized gain (loss)	(6,842)	—	(6,842)
Change in unrealized appreciation (depreciation)	(44,455)	$(304,349)	(348,804)
Purchases	—	—	—
Sales	(970,708)	—	(970,708)
Transfers in to Level 3	—	1,518,481	1,518,481
Transfers out of Level 3	—	—	—
Balance as of September 30, 2015	$21,165,689	$1,214,132	$22,379,821

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2015	$(44,455)	$(304,349)	$(348,804)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investment.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$354,318	—	$354,318
Corporate Bonds and Notes††	—	22,488,206	—	22,488,206
Foreign Government and Agency Obligations	—	11,674,235	—	11,674,235
Mortgage-Backed Securities	—	318,244	—	318,244
Preferred Stocks†	$36,781	—	—	36,781
U.S. Government††	—	2,357,873	—	2,357,873
Short-Term Investments
Repurchase Agreements	—	1,455,032	—	1,455,032
Other Investment Companies	995,281	—	—	995,281

Total Investments in Securities	$1,032,062	$38,647,908	—	$39,679,970

Financial Derivative Instruments-Assets†††
Foreign Exchange Contracts	—	$100,039	—	$100,039
Financial Derivative Instruments-Liabilities†††
Foreign Exchange Contracts	—	(65,722)	—	(65,722)

Total Financial Derivative Instruments	—	$34,317	—	$34,317

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Special Equity Fund
Investments in Securities
Common Stocks
Information Technology	$45,517,154	$74,455	—	$45,591,609
Health Care	45,375,728	—	—	45,375,728
Consumer Discretionary	41,965,985	—	—	41,965,985
Industrials	23,938,568	—	—	23,938,568
Financials	18,736,098	—	—	18,736,098
Consumer Staples	8,781,551	—	—	8,781,551
Energy	4,184,198	—	—	4,184,198
Materials	2,240,160	—	—	2,240,160
Telecommunication Services	1,396,839	—	—	1,396,839
Short-Term Investments
Repurchase Agreements	—	15,135,724	—	15,135,724
Other Investment Companies	8,667,094	—	—	8,667,094

Total Investments in Securities	$200,803,375	$15,210,179	—	$216,013,554

Notes to Schedules of Portfolio Investments (continued)

†	All common stocks held in the Bond Fund are level 1 securities. For a detailed breakout of the common stocks, please refer to the Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations; held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as forwards contracts are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of September 30, 2015, the Funds had no significant transfers between levels from the beginning of the reporting period.

At September 30, 2015, the following Fund had foreign currency contracts (in U.S. Dollars):

AMG Managers Global Income Opportunity Fund - Foreign Currency
Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
British Pound	Long	12/16/15	CS	$1,436,673	$1,465,128	$(28,455)
Euro	Long	10/28/15	CS	486,198	471,227	14,971
Euro	Long	12/16/15	MS	4,725,091	4,741,817	(16,726)
Japanese Yen	Long	12/16/15	CS	4,762,094	4,767,097	(5,003)
Australian Dollar	Short	11/27/15	CS	597,317	573,785	23,532
Brazilian Real	Short	12/09/15	CS	169,677	164,154	5,523
Canadian Dollar	Short	12/08/15	CS	522,837	520,636	2,201
Indonesian Rupiah	Short	10/15/15	CITI	293,320	271,468	21,852
Japanese Yen	Short	12/16/15	CS	794,326	792,987	1,339
Mexican Peso	Short	12/16/15	UBS	667,398	661,396	6,002
New Zealand Dollar	Short	12/16/15	CS	1,326,262	1,341,467	(15,205)
Norwegian Krone	Short	10/28/15	CS	471,227	457,904	13,323
Norwegian Krone	Short	12/16/15	UBS	181,668	175,982	5,686
Polish Zloty	Short	12/16/15	CITI	873,368	867,758	5,610
Swiss Franc	Short	12/16/15	UBS	61,408	61,741	(333)

Totals				$17,368,864	$17,334,547	$34,317

Notes to Schedules of Portfolio Investments (continued)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

EMTN:	European Medium-Term Notes
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Note
SAU:	Saugus

COUNTERPARTY ABBREVIATIONS:

CITI:	Citibank N A
CS:	Credit Suisse
MS:	Morgan Stanley & Co. LLC
UBS:	UBS Securities LLC

CURRENCY ABBREVIATIONS:

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. Dollar:

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PLN:	Polish Zloty
TRY:	Turkish Lira
ZAR:	South African Rand

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the

Notes to Schedules of Portfolio Investments (continued)

Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager for the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	November 24, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	November 24, 2015